Material accounting policy information (Tables)	12 Months Ended
Apr. 30, 2026
Material Accounting Policy Information
Schedule of estimated useful lives of property, plant and equipment

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Useful lives
Leasehold property	35 years
Office equipment	5 years
Furniture and fittings	5 years
Renovation	5 years
Motor vehicles	5 years
Computer software	2 years
Computer	1 year
Testing equipment	1 year